Income Taxes - Summary of Net Deferred Income Taxes (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Income Tax Disclosure [Abstract]
Deferred tax assets	₨ 1,767,733	$ 27,150	₨ 209,618
Less: Valuation allowance	(715,340)	(10,987)	(12,845)
Net deferred tax assets	1,052,393	16,163	196,773
Deferred tax liability	₨ 892,138	$ 13,702	₨ 1,078,255